ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	12 Months Ended
Jun. 30, 2026 shares
Common Class A [Member]
Converted into aggregate of shares	34,401,887
Common Class B [Member]
Converted into aggregate of shares	15,598,113